Intangible Assets - Summary of Intangible Assets (Details) - CAD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disclosure Of Intangible Assets [Line Items]
Beginning balance	$ 15,492
Amortization of intangible assets (note 6)	922	$ 494
Ending balance	4,538
Cost
Disclosure Of Intangible Assets [Line Items]
Beginning balance	172,153
Additions	92
Disposals	(12)
Sold - discontinued operations	(1,613)
Effect of foreign exchange differences	(37)
Reclassified to assets held for sale (note 3)	(17,254)
Ending balance	153,329
Accumulated Amortization
Disclosure Of Intangible Assets [Line Items]
Beginning balance	156,661
Amortization of intangible assets (note 6)	922
Disposals	(4)
Sold - discontinued operations	(521)
Impairments	341
Effect of foreign exchange differences	(11)
Reclassified to assets held for sale (note 3)	(8,597)
Ending balance	148,791
Licenses and Other Rights
Disclosure Of Intangible Assets [Line Items]
Beginning balance	11,536
Ending balance	3,697
Licenses and Other Rights | Cost
Disclosure Of Intangible Assets [Line Items]
Beginning balance	162,064
Sold - discontinued operations	(1,268)
Effect of foreign exchange differences	1
Reclassified to assets held for sale (note 3)	(13,739)
Ending balance	147,058
Licenses and Other Rights | Accumulated Amortization
Disclosure Of Intangible Assets [Line Items]
Beginning balance	150,528
Amortization of intangible assets (note 6)	109
Sold - discontinued operations	(433)
Effect of foreign exchange differences	18
Reclassified to assets held for sale (note 3)	(6,861)
Ending balance	143,361
Patents
Disclosure Of Intangible Assets [Line Items]
Beginning balance	2,354
Ending balance	680
Patents | Cost
Disclosure Of Intangible Assets [Line Items]
Beginning balance	6,783
Additions	93
Disposals	(12)
Effect of foreign exchange differences	(19)
Reclassified to assets held for sale (note 3)	(1,393)
Ending balance	5,452
Patents | Accumulated Amortization
Disclosure Of Intangible Assets [Line Items]
Beginning balance	4,429
Amortization of intangible assets (note 6)	534
Disposals	(3)
Impairments	341
Effect of foreign exchange differences	(22)
Reclassified to assets held for sale (note 3)	(507)
Ending balance	4,772
Software
Disclosure Of Intangible Assets [Line Items]
Beginning balance	1,602
Ending balance	161
Software | Cost
Disclosure Of Intangible Assets [Line Items]
Beginning balance	3,306
Additions	(1)
Sold - discontinued operations	(345)
Effect of foreign exchange differences	(19)
Reclassified to assets held for sale (note 3)	(2,122)
Ending balance	819
Software | Accumulated Amortization
Disclosure Of Intangible Assets [Line Items]
Beginning balance	1,704
Amortization of intangible assets (note 6)	279
Disposals	(1)
Sold - discontinued operations	(88)
Effect of foreign exchange differences	(7)
Reclassified to assets held for sale (note 3)	(1,229)
Ending balance	$ 658